RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
		Share-based
For the year ended December 31, 2019	Salary or Fees	Payments	Total
Management	$650	$568	$1,218
Outside directors *	152	282	434
Seabord Services Corp.**	437	-	437
Total	$1,239	$850	$2,089

	Salary or Fees &	Share-based
For the year ended December 31, 2018	Bonus	Payments	Total
Management	$2,693	$571	$3,264
Outside directors *	1,513	247	1,760
Seabord Services Corp.**	434	-	434
Total	$4,640	$818	$5,458

* Directors fees include US$5 per month paid to the Company’s non-Executive Chairman, who does not receive the fees paid to the other independent directors.

** Seabord Services Corp. (“Seabord”) is a management services company controlled by the Chairman of the Board of Directors of the Company. Seabord provides a Chief Financial Officer, accounting and administration staff, and office space to the Company. The Chief Financial Officer is an employee of Seabord and is not paid directly by the Company.

Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
Related Party Assets and Liabilities	Service or Term	December 31, 2019	December 31, 2018
Amounts due to:
David M. Cole, President and CEO	Salary and bonus accrual	$12	$1,501
Christina Cepeliauskas, CFO	Bonus and expense reimbursement	-	238
Jan Steiert, Chief Legal Officer	Salary and bonus accrual	-	239
Directors	Fees and bonus accruals	24	1,387
		$36	$3,365